INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

The Company adopted Accounting Standards Update (ASU) 2023-09, “Improvements to Income Tax Disclosures,” on a retrospective basis within its annual reporting for the year ended December 31, 2025. The adoption of ASU 2023-09 resulted in enhanced disclosures related to the effective tax-rate reconciliation, including additional disaggregation requirements prescribed by the standard. For further details, see Note 1, Organization and Summary of Significant Accounting Policies.

The Company computes income taxes using the asset and liability approach. Due to the uncertainty as to the utilization of net operating loss carryforwards, a valuation allowance has been made to the extent of any tax benefit that net operating losses may generate.

No provision for income tax has been recorded for the years ended December 31, 2025 and December 31, 2024 due to the Company’s operating losses.

As of December 31, 2025, the Company has a net operating loss for tax purposes of CAD $22,393,864 (2024 – CAD $20,303,616) that can be carried forward over 20 years.

Deferred Income Taxes

Deferred income taxes primarily represent the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. The components of the Company’s deferred taxes are as follows:

	2025	2024
Deferred tax assets (liabilities):
Canada net operating loss carryforwards	$4,253,000	$3,928,000
United States net operating loss carryforwards	965,000	612,000
Fixed assets	58,000	58,000
Intangibles	356,000	220,000
Accrued expenses	303,000	256,000
Deferred tax asset, ending	5,935,000	5,074,000
Valuation allowance	(5,935,000)	(5,074,000)
Net deferred tax assets	$-	$-

The reconciliation between income taxes at the Canadian federal rate of 15% and the amount recorded in the accompanying consolidated financial statements is as follows:

	As of December 31,
	2025		2024
Canadian Federal statutory tax rate	$(556,793)	15.00%	$(437,780)	15.00%
Provincial income tax, net of federal income tax effect (1)	-	0.00%	-	0.00%
Foreign tax effects
United States	(224,793)	6.06%	(221,265)	7.58%
Effects of changes in tax laws or rates enacted in the current period	70,886	(1.91)%	53,504	(1.83)%
Nontaxable or nondeductible items
Other permanent items	15,281	(0.41)%	3,223	(0.11)%
Change in valuation allowance	720,069	(19.40)%	774,052	(26.52)%
Other adjustments
Prior period adjustment	-	0.00%	(171,734)	5.88%
Other	(24,649)	0.66%	-	0.00%
Income Taxes Provision (Benefit)	$-	0.00%	$-	0.00%

(1)	primarily from the province of Ontario

The Company paid no income taxes during the years ended December 31, 2025 and 2024 for federal, provincial, or foreign jurisdictions.